QUARTERLY INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss) Attributable to Parent [Abstract]
Total revenues	$ 16,828	$ 14,470	$ 14,127	$ 12,675	$ 15,679	$ 14,230	$ 13,799	$ 12,761	$ 58,100	$ 56,469	$ 58,025
Sales of equipment and services	16,045	13,826	13,361	11,910	14,868	13,474	13,016	12,009
Cost of equipment and services sold	12,440	11,534	10,525	9,774	11,605	10,838	10,972	9,963
Earnings (loss) from continuing operations	1,786	(245)	(1,127)	(1,209)	(4,103)	532	(1,012)	(356)	(795)	(4,939)	(6,324)
Earnings (loss) from discontinued operations, net of taxes	427	409	264	101	250	935	(198)	(2,457)	1,202	(1,469)	11,870
Net earnings (loss)	2,213	165	(863)	(1,108)	(3,852)	1,467	(1,210)	(2,813)	407	(6,408)	5,546
Less: net earnings (loss) attributable to noncontrolling interests	16	4	19	28	1	(73)	(3)	5	67	(71)	(158)
Net earnings (loss) attributable to the Company	$ 2,197	$ 161	$ (882)	$ (1,136)	$ (3,853)	$ 1,540	$ (1,207)	$ (2,817)	$ 339	$ (6,337)	$ 5,704
Per-share amounts – earnings (loss) from continuing operations
Diluted earnings (loss) per share (in dollars per share)	$ 1.53	$ (0.29)	$ (1.09)	$ (1.16)	$ (3.78)	$ 0.50	$ (0.96)	$ (0.39)	$ (1.00)	$ (4.62)	$ (6.16)
Basic earnings (loss) per share (in dollars per share)	1.55	(0.29)	(1.09)	(1.16)	(3.78)	0.51	(0.96)	(0.39)	(1.00)	(4.62)	(6.16)
Per-share amounts – earnings (loss) from discontinued operations
Diluted earnings (loss) per share (in dollars per share)	0.37	0.37	0.23	0.08	0.22	0.83	(0.19)	(2.25)	1.05	(1.38)	10.80
Basic earnings (loss) per share (in dollars per share)	0.37	0.37	0.23	0.08	0.22	0.84	(0.19)	(2.25)	1.05	(1.38)	10.80
Per-share amounts – net earnings (loss)
Diluted earnings (loss) per share (in dollars per share)	1.90	0.08	(0.86)	(1.08)	(3.56)	1.34	(1.15)	(2.63)	0.05	(6.00)	4.64
Basic earnings (loss) per share (in dollars per share)	1.93	0.08	(0.86)	(1.08)	(3.56)	1.35	(1.15)	(2.63)	0.05	(6.00)	4.64
Dividends declared (in dollars per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.32	$ 0.32	$ 0.32